Stock Options - Schedule of Changes in Stock Options (Details)	9 Months Ended		12 Months Ended
	Jul. 31, 2025 $ / shares	Jul. 31, 2025 $ / shares $ / shares	Oct. 31, 2024 $ / shares	Oct. 31, 2024 $ / shares $ / shares	Oct. 31, 2023 $ / shares		Oct. 31, 2023 $ / shares		Jul. 31, 2025 $ / shares	Oct. 31, 2024 $ / shares
Schedule of Changes in Stock Options [Abstract]
Number of options Outstanding, Balance	5,521	5,521	5,588	5,588	5,254		5,254
Weighted average exercise price Outstanding, Balance | (per share)	$ 432.38	$ 601.71	$ 434.82	$ 603.12	$ 450.64		$ 613.5
Number of options, Granted					334	[1],[2],[3]	334	[1],[2],[3]
Weighted average exercise price, Granted | (per share)					$ 318.81	[1],[2],[3]	$ 442.22	[1],[2],[3]
Number of options Outstanding, Balance	5,521	5,521	5,521	5,521	5,588		5,588
Weighted average exercise price Outstanding, Balance | (per share)	$ 434.63	$ 601.7	$ 432.38	$ 601.71	$ 434.82		$ 603.12
Number of options Outstanding, Exercisable	5,509	5,509	5,351	5,351					5,509	5,351
Weighted average exercise price Outstanding, Exercisable | (per share)	$ 435.53	$ 435.53	$ 433.67	$ 433.67					$ 602.94	$ 603.5
Number of options, Expired			(67)	(67)
Weighted average exercise price, Expired | (per share)			$ 533.14	$ 720

[1]	On July 6, 2023, the Company granted 50 stock options to a consultant of the Company. The options are exercisable at $23.40 per share. The options expire on July 6, 2033.
[2]	On June 26, 2023, the Company granted 223 stock options to a consultant of the Company. The 156 options are exercisable at $363.35 (CAD$504.00) per share and the 67 options are exercisable at $519.07 (CAD$720.00) per share. The options expire on June 26, 2033.
[3]	On May 23, 2023, the Company granted 61 stock options to a consultant of the Company. The options are exercisable at $227.09 (CAD$315.00) per share. The options expire on May 23, 2033.